Earnings per share - Schedule of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Basic earnings per share (in USD per share)	$ 0.38	$ 0.48	$ 0.04
Diluted earnings per share (in USD per share)	$ 0.38	$ 0.48	$ 0.04
Net income	$ 17.7	$ 21.1	$ 1.5
Issued common shares at end of the year (in shares)	46,650,000	43,900,000	43,900,000
Weighted average number of shares outstanding for the period, basic (in shares)	45,983,014	43,900,000	38,644,250
Dilutive impact of share options (in shares)	33,167	8,667	0
Weighted average number of shares outstanding for the period, diluted (in shares)	46,016,181	43,908,667	38,644,250